RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES:
Research and development	$ 5,493,496			$ 7,034,656								$ 19,927,019	$ 19,528,898		$ 27,266,276	$ 18,265,711
General and administrative	7,834,181			2,378,804								19,105,853	6,883,866		11,694,367	10,548,062
Total operating expenses	13,327,677			9,413,460	$ 8,294,002	$ 8,705,301	$ 7,815,486	$ 7,435,524	$ 6,140,227	$ 16,999,303	$ 13,575,751	39,032,872	26,412,764	$ 21,391,237	38,960,643	28,813,773
LOSS FROM OPERATIONS	(13,327,677)			(9,413,460)	(8,294,002)	(8,705,301)	(7,815,486)	(7,435,524)	(6,140,227)	(16,999,303)	(13,575,751)	(39,032,872)	(26,412,764)	(21,391,237)	(38,960,643)	(28,813,773)
OTHER INCOME (EXPENSE):
Warrant issuance expense	(7,743,284)			(470,000)								(7,743,284)	(470,000)		(470,000)	(6,824,605)
(Loss) gain on valuation of warrants	6,088,355			(7,688,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000	3,583,440	(8,254,649)	2,000,000	(3,787,114)	3,633,241
Interest income	317,887			51,110	72,780	124,034	4,164	481	430	196,814	911	966,643	247,925	5,075	387,147	152,519
Total other expense	(1,337,042)			(8,106,918)	(1,884,638)	1,514,831	304,164	1,800,481	(99,570)	(369,807)	1,700,911	(3,193,201)	(8,476,724)	2,005,075	(3,869,967)	(3,038,845)
LOSS BEFORE INCOME TAXES															(42,830,610)	(31,852,618)
INCOME TAX BENEFIT															(60,000)	(60,000)
NET LOSS	$ (14,664,719)	$ (919,371)	$ (26,641,983)	$ (17,520,378)	$ (10,178,640)	$ (7,190,470)	$ (7,511,322)	$ (5,635,043)	$ (6,239,797)	$ (17,369,110)	$ (11,874,840)	$ (42,226,073)	$ (34,889,488)	$ (19,386,162)	$ (42,770,610)	$ (31,792,618)
BASIC NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$ (0.37)			$ (1.55)	$ (0.9)	$ (0.64)	$ (1.23)	$ (0.92)	$ (1.02)	$ (1.54)	$ (1.94)	$ (1.21)	$ (3.09)	$ (3.17)	$ (3.5)	$ (4.51)
NET LOSS PER SHARE - DILUTED	$ (0.4)			$ (1.55)	$ (0.9)	$ (0.64)	$ (1.23)	$ (0.92)	$ (1.02)	$ (1.54)	$ (1.94)	$ (1.39)	$ (3.09)	$ (3.17)	$ (3.5)	$ (4.51)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - BASIC	39,335,924			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	34,850,441	11,277,231	6,110,123	12,221,571	7,055,665
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED	39,794,220			11,308,738	11,261,217	11,261,217	6,110,119	6,110,124	6,110,126	11,261,217	6,110,125	35,545,500	11,277,231	6,110,123	12,221,571	7,055,665